STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The table below summarizes the outstanding warrants as of December 31, 2013:

	Warrants outstanding as of December 31, 2013	Exercise price	Expiration date
		$

Investors of the 2011-2012 Private Placement (**)	538,143	6.50	October 26, 2016
Placement agent of the 2011-2012 Private Placement (*) (**)	86,896	5.00	April 8, 2016
Placement agent of the 2011-2012 Private Placement (*) (**)	102,778	6.50	April 8, 2016
October 2012 Private Placement FINRA member (*)	29,639	7.50	October 16, 2016
August 2012 Private Placement	131,604	5.00	April 8, 2014
August 2012 Private Placement	150,004	5.00	April 8, 2015
April-May 2013 Private Placement	400,000	25.00	April 4, 2016
Placement agent of the April-May 2013 Private Placement (*)	80,000	12.50	April 4, 2016
Placement agent of the April-May 2013 Private Placement (*)	40,000	25.00	April 4, 2016
Consulting Agreement	40,000	7.50	October 7, 2014
Consulting Agreement	50,000	7.50	April 8, 2015

Total outstanding	1,649,064

(*) Contain a "cashless exercise" feature.

(**) Including certain non-standard anti-dilutive provisions (see also Note 6).

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2013, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	420,000	1.60	7.69	1.18
Options granted	602,650	10.65
Options exercised	3,000	0.00
Options expired	-	-
Options forfeited	73,900	7.65

Options outstanding at end of year	945,750	6.90	7.69	0.62

Options vested and expected to vest at end of year	678,900	5.60	7.03	0.74

Exercisable at end of year	682,150	5.65	7.07	0.74

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the assumptions used to estimate the fair values of the options granted in the period presented:

	Year ended December 31, 2013	Year ended December 31, 2012

Volatility	58.63%-75.77%	49.9%-75.1%
Risk-free interest rate	0.33%-2.98%	0.37%-0.96%
Dividend yield	0%	0%
Expected life (years)	2.7-9.72	2.5-5

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The total compensation cost related to all of the Company's equity-based awards, recognized during the period of six and three months ended June 30, 2014 was comprised as follows:

	Three months ended June 30, 2014	Six months ended June 30, 2014
U.S. dollars in thousands	Unaudited

Cost of revenues	$18	$36
Research and development	141	280
Sales and marketing	-	6
General and administrative	531	877

Total stock-based compensation expenses	$690	$1,199

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2013 and 2012 was comprised as follows:

	Year ended December 31, 2013	Year ended December 31, 2012

Research and development	$611,595	$173,740
Marketing and pre-production costs	213,260	-
General and administrative	2,388,415	390,403

Total stock-based compensation expenses	$3,213,270	$564,143